Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.2%
Etablissements Franz Colruyt NV	86,533	$4,062,307
Proximus SADP	231,007	4,199,042
		8,261,349
Canada — 2.2%
Agnico Eagle Mines Ltd.	48,457	2,415,548
BCE Inc.	115,479	5,811,691
CGI Inc.(a)	169,553	14,164,700
Franco-Nevada Corp.	292,412	40,099,209
Loblaw Companies Ltd.	148,417	11,188,349
Metro Inc.	113,049	5,394,706
TELUS Corp.	677,222	15,479,966
Thomson Reuters Corp.	26,899	3,218,531
Waste Connections Inc.	116,050	15,441,613
		113,214,313
China — 4.4%
Agricultural Bank of China Ltd., Class A	7,117,799	3,250,634
Agricultural Bank of China Ltd., Class H	6,587,000	2,175,506
Alibaba Group Holding Ltd.(a)	160,948	2,569,968
Bank of China Ltd., Class H	36,717,000	12,760,076
Bank of Communications Co. Ltd., Class H	5,570,000	3,243,084
BeiGene Ltd., ADR(a)(b)	7,361	2,558,168
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,884,200	2,757,728
China Conch Venture Holdings Ltd.	1,837,500	8,981,557
China Construction Bank Corp., Class H	14,444,000	9,411,798
China Feihe Ltd.(c)	1,717,000	2,296,864
China Huishan Dairy Holdings Co. Ltd.(d)	2,093,055	3
China Meidong Auto Holdings Ltd.	508,000	2,456,085
China Merchants Bank Co. Ltd., Class A	1,114,300	8,662,013
China Resources Gas Group Ltd.	1,264,000	6,540,446
China State Construction Engineering Corp. Ltd., Class A	3,851,100	2,806,739
China Tourism Group Duty Free Corp. Ltd., Class A	186,100	6,013,367
China Tower Corp. Ltd., Class H(c)	64,260,000	8,133,579
China Yangtze Power Co. Ltd., Class A	2,174,000	6,669,005
Chongqing Zhifei Biological Products Co. Ltd., Class A	151,800	3,067,746
CITIC Securities Co. Ltd., Class A	977,620	3,644,886
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,193,950	3,245,577
Country Garden Services Holdings Co. Ltd.	539,000	3,267,772
East Money Information Co. Ltd., Class A	948,900	5,157,262
Guangdong Investment Ltd.	1,745,147	2,322,984
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,896,000	3,886,384
I-Mab, ADR(a)	48,939	2,958,852
Industrial & Commercial Bank of China Ltd., Class A	5,967,451	4,285,098
Industrial & Commercial Bank of China Ltd., Class H	17,546,000	9,271,886
Jiangsu Hengrui Medicine Co. Ltd., Class A	609,840	4,817,061
LONGi Green Energy Technology Co. Ltd., Class A	266,380	3,689,311
Luxshare Precision Industry Co. Ltd., Class A	421,000	2,621,951
NAURA Technology Group Co. Ltd., Class A	48,200	2,929,854
Ping An Bank Co. Ltd., Class A	1,854,000	5,074,310
Postal Savings Bank of China Co. Ltd., Class H(c)	12,153,000	8,232,914
SF Holding Co. Ltd., Class A	402,200	3,867,563
Shanghai Pudong Development Bank Co. Ltd., Class A	2,694,700	3,601,963
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	116,000	6,559,933
Tencent Holdings Ltd.	186,000	10,847,345
Will Semiconductor Co. Ltd. Shanghai, Class A	82,900	3,559,594
WuXi AppTec Co. Ltd., Class A	182,604	4,132,679
Wuxi Biologics Cayman Inc., New(a)(c)	493,500	6,657,208
Security	Shares	Value

China (continued)
Xiaomi Corp., Class B(a)(c)	4,751,000	$11,817,881
Yadea Group Holdings Ltd.(c)	1,552,000	2,773,741
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	56,800	3,995,298
ZTO Express Cayman Inc., ADR	398,414	12,593,866
		230,167,539
Denmark — 1.7%
Coloplast A/S, Class B	181,777	29,692,412
Novo Nordisk A/S, Class B	505,757	54,141,270
Tryg A/S	211,173	5,121,650
		88,955,332
Finland — 0.2%
Elisa OYJ	217,635	13,068,331

France — 0.9%
Eurofins Scientific SE	22,000	2,814,453
Hermes International	16,206	30,412,258
Orange SA	1,481,974	15,932,348
		49,159,059
Germany — 0.8%
Deutsche Telekom AG, Registered	1,733,636	30,533,983
HelloFresh SE(a)	15,737	1,596,041
Symrise AG	48,872	6,900,508
Telefonica Deutschland Holding AG	1,589,491	4,239,379
		43,269,911
Hong Kong — 2.1%
CLP Holdings Ltd.	1,575,754	15,437,449
Hang Seng Bank Ltd.	1,170,100	20,691,259
HK Electric Investments & HK Electric Investments Ltd., Class SS	4,219,500	4,128,595
HKT Trust & HKT Ltd., Class SS	6,045,000	8,182,197
Hong Kong & China Gas Co. Ltd.	13,162,579	19,619,972
Jardine Matheson Holdings Ltd.	218,400	12,352,878
Link REIT	1,428,900	12,386,803
MTR Corp. Ltd.(b)	2,368,500	12,614,947
Power Assets Holdings Ltd.	1,080,000	6,506,657
		111,920,757
India — 3.9%
ACC Ltd.	118,817	3,607,773
Adani Green Energy Ltd.(a)	248,656	4,279,458
Adani Total Gas Ltd.	201,914	4,298,355
Adani Transmission Ltd.(a)	141,015	3,359,806
Ambuja Cements Ltd.	1,108,086	5,520,787
Asian Paints Ltd.	449,912	18,827,171
Avenue Supermarts Ltd.(a)(c)	129,450	8,106,537
Bajaj Auto Ltd.	67,040	2,893,973
Berger Paints India Ltd.	371,547	3,716,582
Bharat Petroleum Corp. Ltd.	684,692	3,367,943
Dabur India Ltd.	845,641	6,694,335
Dr.Reddy's Laboratories Ltd.	64,599	4,026,807
Eicher Motors Ltd.	190,116	5,984,980
HCL Technologies Ltd.	944,679	14,308,448
HDFC Asset Management Co. Ltd.(c)	81,542	2,724,812
Hero MotoCorp Ltd.	80,784	2,635,304
Hindustan Petroleum Corp. Ltd.	977,692	3,841,520
Hindustan Unilever Ltd.	166,538	5,138,748
Indian Oil Corp. Ltd.	2,998,693	4,731,131
Infosys Ltd.	541,074	12,307,265
Larsen & Toubro Infotech Ltd.(c)	52,451	4,744,032

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd.	211,910	$4,981,867
Maruti Suzuki India Ltd.	40,146	3,779,222
MRF Ltd.	2,459	2,439,779
Petronet LNG Ltd.	1,186,163	3,469,744
PI Industries Ltd.	125,444	4,789,748
Pidilite Industries Ltd.	233,259	6,848,098
SBI Cards & Payment Services Ltd.(a)	194,385	2,458,507
Shree Cement Ltd.	11,258	3,910,171
Sun Pharmaceutical Industries Ltd.	431,452	4,325,572
Tata Consultancy Services Ltd.	252,632	11,873,004
Tech Mahindra Ltd.	386,532	7,916,734
UltraTech Cement Ltd.	78,863	7,788,131
Wipro Ltd.	571,348	4,815,615
Wipro Ltd., ADR	1,039,752	8,879,482
Yes Bank Ltd.(a)	16,221,362	2,666,402
		206,057,843
Ireland — 0.5%
Horizon Therapeutics PLC(a)	87,588	9,088,131
Kerry Group PLC, Class A	141,104	17,378,837
		26,466,968
Israel — 0.5%
Azrieli Group Ltd.	27,359	2,492,419
Bank Hapoalim BM	443,769	4,314,205
Bank Leumi Le-Israel BM	638,078	6,139,977
Check Point Software Technologies Ltd.(a)	73,726	8,206,441
Isracard Ltd.	—	1
Nice Ltd.(a)	21,699	6,303,336
		27,456,379
Italy — 0.4%
DiaSorin SpA	38,523	8,221,016
Ferrari NV	10,123	2,660,032
Infrastrutture Wireless Italiane SpA(c)	514,224	5,897,396
Recordati Industria Chimica e Farmaceutica SpA	93,115	5,842,121
		22,620,565
Japan — 10.6%
Ajinomoto Co. Inc.	90,100	2,701,573
Asahi Intecc Co. Ltd.	98,300	2,154,641
Canon Inc.	1,030,200	22,656,904
Capcom Co. Ltd.	99,000	2,464,144
Chubu Electric Power Co. Inc.	385,200	3,905,332
Chugai Pharmaceutical Co. Ltd.	571,400	18,509,798
CyberAgent Inc.	274,800	5,088,304
East Japan Railway Co.	73,800	4,524,641
FUJIFILM Holdings Corp.	181,200	14,253,385
Hamamatsu Photonics KK	214,700	13,181,740
Hankyu Hanshin Holdings Inc.	81,800	2,423,637
Hirose Electric Co. Ltd.	49,700	8,335,017
Itochu Techno-Solutions Corp.	83,200	2,719,724
Japan Post Bank Co. Ltd.	644,000	5,261,810
KDDI Corp.	567,300	16,460,298
Keio Corp.	124,600	5,602,449
Keyence Corp.	55,200	34,090,483
Kintetsu Group Holdings Co. Ltd.(a)	175,300	5,034,972
Kirin Holdings Co. Ltd.	163,800	2,609,773
Koei Tecmo Holdings Co. Ltd.	94,400	3,933,308
Lawson Inc.	79,200	3,883,148
McDonald's Holdings Co. Japan Ltd.(b)	117,400	5,239,500
MEIJI Holdings Co. Ltd.	102,100	6,009,101
Mizuho Financial Group Inc.	1,010,100	12,453,177
Security	Shares	Value

Japan (continued)
MonotaRO Co. Ltd.	399,000	$7,855,115
NEC Corp.	136,200	6,144,974
Nexon Co. Ltd.	308,400	6,122,569
Nintendo Co. Ltd.	37,800	16,670,474
Nippon Paint Holdings Co. Ltd.	238,800	2,505,755
Nippon Prologis REIT Inc.	3,162	10,327,276
Nippon Telegraph & Telephone Corp.	1,097,000	30,184,908
Nissin Foods Holdings Co. Ltd.	35,600	2,616,727
Nitori Holdings Co. Ltd.	110,500	17,512,702
Nomura Research Institute Ltd.	142,890	6,108,860
NTT Data Corp.	684,800	14,451,881
Obic Co. Ltd.	93,300	17,159,061
Odakyu Electric Railway Co. Ltd.	133,900	2,578,994
Ono Pharmaceutical Co. Ltd.	122,700	2,706,364
Oracle Corp. Japan	61,200	6,003,490
Oriental Land Co. Ltd.	159,000	24,984,439
Otsuka Corp.	71,200	3,269,147
Pan Pacific International Holdings Corp.	538,900	9,199,047
Rinnai Corp.	57,500	5,440,101
Secom Co. Ltd.	292,900	19,827,036
Seven & i Holdings Co. Ltd.	76,500	3,081,222
SG Holdings Co. Ltd.	288,500	6,367,673
Shimano Inc.	55,400	15,322,887
Shionogi & Co. Ltd.	48,629	3,394,853
Softbank Corp.	3,365,300	46,321,906
Sohgo Security Services Co. Ltd.	109,300	4,680,073
Suntory Beverage & Food Ltd.	221,200	7,803,230
Sysmex Corp.	144,200	17,935,994
Tobu Railway Co. Ltd.	300,200	6,784,534
Toho Co. Ltd.	157,100	6,972,358
Toyo Suisan Kaisha Ltd.	141,600	5,729,778
Tsuruha Holdings Inc.	60,500	6,850,975
USS Co. Ltd.	149,800	2,197,641
Welcia Holdings Co. Ltd.	153,500	5,458,008
		554,066,911
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	3,453,601	6,500,111
National Bank of Kuwait SAKP	1,181,095	3,851,521
		10,351,632
Malaysia — 0.5%
DiGi.Com Bhd	2,701,300	2,674,681
Hong Leong Bank Bhd	1,039,000	4,460,435
IHH Healthcare Bhd	1,978,600	3,091,342
Malayan Banking Bhd	2,952,400	5,592,910
Maxis Bhd	3,111,800	3,449,732
Petronas Chemicals Group Bhd	1,356,800	2,738,407
Petronas Gas Bhd	684,400	2,733,375
		24,740,882
Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	605,414	20,372,032
Koninklijke KPN NV	1,637,577	4,823,778
QIAGEN NV(a)	89,521	4,946,265
		30,142,075
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	135,653	3,069,224
Spark New Zealand Ltd.	1,753,063	5,482,834
		8,552,058
Norway — 0.0%
Telenor ASA	174,429	2,577,407

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.1%
Credicorp Ltd.	22,374	$2,640,132

Philippines — 0.3%
BDO Unibank Inc.	2,661,859	6,540,860
Globe Telecom Inc.	39,340	2,562,546
PLDT Inc.	120,150	4,006,192
		13,109,598
Qatar — 0.2%
Qatar Islamic Bank SAQ	544,544	2,554,453
Qatar National Bank QPSC	1,990,657	10,527,147
		13,081,600
Russia — 0.3%
PhosAgro PJSC, GDR(e)	118,000	2,603,080
Polymetal International PLC	240,537	4,501,605
Polyus PJSC	52,985	10,328,111
		17,432,796
Saudi Arabia — 1.1%
Alinma Bank	1,545,157	9,382,311
Bank AlBilad(a)	381,603	4,350,197
Jarir Marketing Co.	93,407	4,605,073
SABIC Agri-Nutrients Co.	303,649	13,960,142
Saudi Arabian Oil Co.(c)	552,447	5,102,433
Saudi Basic Industries Corp.	119,718	3,440,598
Saudi Telecom Co.	625,630	18,510,750
		59,351,504
Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd.(b)	508,800	4,077,623
Singapore Exchange Ltd.	721,600	4,711,195
Singapore Telecommunications Ltd.	10,100,100	17,391,498
		26,180,316
South Korea — 0.0%
SK Telecom Co. Ltd.	13,336	610,643

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	721,797	7,255,838
Telia Co. AB	617,986	2,388,501
		9,644,339
Switzerland — 6.1%
Chocoladefabriken Lindt & Spruengli AG, Registered	2	247,045
EMS-Chemie Holding AG, Registered	10,833	10,327,053
Givaudan SA, Registered	8,620	42,141,011
Kuehne + Nagel International AG, Registered	83,145	23,768,565
Logitech International SA, Registered	213,050	16,991,544
Nestle SA, Registered	538,558	69,027,916
Novartis AG, Registered	275,452	21,955,105
Roche Holding AG, Bearer	23,988	9,946,536
Roche Holding AG, NVS	203,010	79,257,165
Schindler Holding AG, Registered	32,095	7,965,710
SGS SA, Registered	2,979	9,011,146
Swiss Prime Site AG, Registered	82,605	7,824,814
Swisscom AG, Registered	39,631	22,015,444
		320,479,054
Taiwan — 4.5%
Acer Inc.	4,151,000	4,125,614
Advantech Co. Ltd.	591,482	8,120,742
Asia Cement Corp.	3,349,000	5,058,821
Asustek Computer Inc.	1,080,000	13,654,362
Chang Hwa Commercial Bank Ltd.	6,668,345	3,926,611
China Development Financial Holding Corp.	20,620,000	12,106,109
Security	Shares	Value

Taiwan (continued)
China Steel Corp.	7,817,000	$9,119,888
Chunghwa Telecom Co. Ltd.	5,816,000	23,398,103
Compal Electronics Inc.	6,680,000	5,546,723
CTBC Financial Holding Co. Ltd.	3,801,000	3,327,484
E.Sun Financial Holding Co. Ltd.	9,424,377	9,108,517
Far EasTone Telecommunications Co. Ltd.	2,539,000	5,614,680
First Financial Holding Co. Ltd.	15,869,644	13,180,056
Formosa Petrochemical Corp.	807,000	2,751,198
Hua Nan Financial Holdings Co. Ltd.	13,122,932	9,518,017
Inventec Corp.	4,117,000	3,802,262
Lite-On Technology Corp.	3,366,000	7,277,385
Mega Financial Holding Co. Ltd.	16,647,000	20,456,759
Nan Ya Plastics Corp.	1,057,000	3,131,634
Novatek Microelectronics Corp.	299,000	4,978,760
President Chain Store Corp.	624,000	6,037,008
Quanta Computer Inc.	4,016,000	12,372,961
Synnex Technology International Corp.	2,120,250	4,437,458
Taishin Financial Holding Co. Ltd.	9,727,694	6,495,606
Taiwan Cooperative Financial Holding Co. Ltd.	14,567,457	12,417,759
Taiwan Mobile Co. Ltd.	2,526,000	8,807,388
Taiwan Semiconductor Manufacturing Co. Ltd.	555,000	11,804,115
WPG Holdings Ltd.	2,532,760	4,565,547
		235,141,567
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,820,200	11,110,346
Bangkok Dusit Medical Services PCL, NVDR	7,506,400	4,959,305
Bumrungrad Hospital PCL, NVDR	694,900	2,959,252
Home Product Center PCL, NVDR	7,594,300	3,062,764
		22,091,667
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	2,764,051	3,115,399
Emirates Telecommunications Group Co. PJSC	2,050,710	17,833,598
		20,948,997
United Kingdom — 0.1%
AstraZeneca PLC	33,941	3,721,113

United States — 55.4%
Abbott Laboratories	93,467	11,755,345
Accenture PLC, Class A	39,157	13,994,712
Activision Blizzard Inc.	361,995	21,212,907
Adobe Inc.(a)	35,545	23,809,818
Akamai Technologies Inc.(a)	165,441	18,645,201
Alphabet Inc., Class C, NVS(a)	6,130	17,464,615
Amazon.com Inc.(a)	9,541	33,460,955
Ameren Corp.	65,220	5,321,300
American Electric Power Co. Inc.	187,432	15,191,364
American Tower Corp.	22,475	5,899,238
American Water Works Co. Inc.	97,216	16,387,701
Amgen Inc.	31,031	6,171,445
Amphenol Corp., Class A	204,718	16,496,176
Aon PLC, Class A	51,300	15,173,001
Arista Networks Inc.(a)	28,524	3,538,687
Arthur J Gallagher & Co.	61,170	9,964,593
AT&T Inc.	635,137	14,500,178
Automatic Data Processing Inc.	96,800	22,350,152
AutoZone Inc.(a)	13,359	24,274,238
Baxter International Inc.	161,387	12,034,629
Becton Dickinson and Co.	60,775	14,412,183
Berkshire Hathaway Inc., Class B(a)	94,708	26,204,756

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
BioMarin Pharmaceutical Inc.(a)	157,413	$13,583,168
Bio-Rad Laboratories Inc., Class A(a)	6,096	4,591,507
Black Knight Inc.(a)	239,661	17,128,572
Booz Allen Hamilton Holding Corp.	131,874	11,069,504
Bristol-Myers Squibb Co.	100,159	5,371,527
Broadridge Financial Solutions Inc.	121,032	20,402,364
Brown & Brown Inc.	223,817	14,416,053
Campbell Soup Co.	155,250	6,261,232
Cboe Global Markets Inc.	118,864	15,326,324
CH Robinson Worldwide Inc.	201,533	19,163,773
Charter Communications Inc., Class A(a)	20,621	13,326,940
Church & Dwight Co. Inc.	210,163	18,784,369
Cisco Systems Inc.	691,756	37,935,899
Citrix Systems Inc.	190,089	15,288,858
Clorox Co. (The)	136,721	22,265,015
CME Group Inc.	76,393	16,846,184
CMS Energy Corp.	131,602	7,744,778
Cognizant Technology Solutions Corp., Class A	43,271	3,374,273
Colgate-Palmolive Co.	171,271	12,848,750
Comcast Corp., Class A	294,768	14,732,505
Consolidated Edison Inc.	540,712	41,980,880
Cooper Companies Inc. (The)	11,451	4,310,958
Costco Wholesale Corp.	26,461	14,272,534
Crown Castle International Corp.	96,682	17,562,285
Danaher Corp.	74,754	24,043,877
Dollar General Corp.	198,464	43,920,083
Dominion Energy Inc.	336,298	23,944,418
Domino's Pizza Inc.	43,946	23,033,856
Duke Energy Corp.	397,530	38,564,385
Electronic Arts Inc.	208,817	25,939,248
Eli Lilly & Co.	130,330	32,327,053
Erie Indemnity Co., Class A, NVS	38,871	7,222,620
Evergy Inc.	56,486	3,575,564
Eversource Energy	93,969	7,730,830
Expeditors International of Washington Inc.	259,952	31,615,362
F5 Inc.(a)	38,369	8,732,017
Fidelity National Information Services Inc.	74,881	7,825,064
Fiserv Inc.(a)	137,975	13,317,347
General Mills Inc.	176,761	10,918,527
Genuine Parts Co.	19,803	2,529,635
Gilead Sciences Inc.	739,611	50,981,386
Henry Schein Inc.(a)(b)	45,971	3,266,699
Hershey Co. (The)	197,989	35,141,068
Home Depot Inc. (The)	63,370	25,386,656
Hormel Foods Corp.	456,188	18,886,183
Humana Inc.	14,746	6,189,044
Incyte Corp.(a)	234,644	15,890,092
Intel Corp.	53,563	2,635,300
Intercontinental Exchange Inc.	68,640	8,972,621
International Business Machines Corp.	39,343	4,607,065
Intuit Inc.	21,063	13,739,395
Jack Henry & Associates Inc.	113,249	17,171,946
JM Smucker Co. (The)	83,732	10,589,586
Johnson & Johnson	305,312	47,607,300
Juniper Networks Inc.	112,619	3,505,829
Kellogg Co.	292,925	17,921,151
Keysight Technologies Inc.(a)	281,540	54,753,899
Kimberly-Clark Corp.	125,043	16,294,353
Kroger Co. (The)	1,086,188	45,109,388
Liberty Broadband Corp., Class C, NVS(a)	186,459	28,873,176
Security	Shares	Value

United States (continued)
MarketAxess Holdings Inc.	12,026	$4,241,450
Marsh & McLennan Companies Inc.	217,695	35,706,334
Masimo Corp.(a)	15,381	4,277,764
Mastercard Inc., Class A	42,313	13,325,210
McCormick & Co. Inc./MD, NVS	246,247	21,132,918
McDonald's Corp.	186,586	45,638,936
Medtronic PLC	137,038	14,621,955
Merck & Co. Inc.	686,339	51,413,654
Microsoft Corp.	73,214	24,203,816
Mondelez International Inc., Class A	90,642	5,342,439
Motorola Solutions Inc.	210,890	53,393,130
Netflix Inc.(a)	39,940	25,637,486
Neurocrine Biosciences Inc.(a)	93,081	7,748,993
Newmont Corp.	993,301	54,552,091
NextEra Energy Inc.	666,318	57,823,076
Old Dominion Freight Line Inc.	11,226	3,987,138
Oracle Corp.	175,499	15,924,779
O'Reilly Automotive Inc.(a)	25,092	16,012,711
Palo Alto Networks Inc.(a)	5,181	2,833,696
Paychex Inc.	374,040	44,585,568
PepsiCo Inc.	356,686	56,991,289
Pfizer Inc.	446,893	24,011,561
Pool Corp.	9,059	5,019,773
Procter & Gamble Co. (The)	267,281	38,643,487
Progressive Corp. (The)	170,524	15,848,501
Public Storage	141,797	46,421,502
Regeneron Pharmaceuticals Inc.(a)	103,089	65,619,241
Republic Services Inc.	340,993	45,099,734
Rollins Inc.	231,324	7,698,463
SBA Communications Corp.	9,427	3,241,003
Seagen Inc.(a)	135,348	21,655,680
Southern Co. (The)	504,218	30,807,720
Starbucks Corp.	96,920	10,626,309
Take-Two Interactive Software Inc.(a)	124,419	20,638,624
Target Corp.	132,898	32,405,848
T-Mobile U.S. Inc.(a)	303,629	33,037,871
Tradeweb Markets Inc., Class A	88,652	8,510,592
Tyler Technologies Inc.(a)	62,495	32,433,655
United Parcel Service Inc., Class B	13,016	2,581,984
UnitedHealth Group Inc.	30,702	13,638,442
VeriSign Inc.(a)	117,304	28,142,403
Verizon Communications Inc.	1,577,206	79,286,146
Vertex Pharmaceuticals Inc.(a)	178,039	33,282,611
Visa Inc., Class A	238,318	46,178,879
Walmart Inc.	393,698	55,365,750
Walt Disney Co. (The)(a)	54,351	7,875,460
Waste Management Inc.	480,074	77,133,490
WEC Energy Group Inc.	411,404	35,763,350
West Pharmaceutical Services Inc.	56,581	25,046,145
Western Union Co. (The)	621,757	9,836,196
Xcel Energy Inc.	573,839	36,570,759
Zoom Video Communications Inc., Class A(a)(b)	21,458	4,536,436
		2,905,965,517
Total Common Stocks — 99.5%
(Cost: $4,360,267,770)		5,221,448,154

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	9,839,440	$9,843,376

Total Short-Term Investments — 0.2%
(Cost: $9,838,260)		9,843,376

Total Investments in Securities — 99.7%
(Cost: $4,370,106,030)		5,231,291,530

Other Assets, Less Liabilities — 0.3%		13,395,922

Net Assets — 100.0%		$5,244,687,452

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,628,779	$1,216,011	(a)	$—		$2,155	$(3,569)	$9,843,376	9,839,440	$13,987	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	9,940,000	—		(9,940,000	)(a)	—	—	—	—	129		—
						$2,155	$(3,569)	$9,843,376		$14,116		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	16	12/17/21	$1,788	$(83,853)
MSCI Emerging Markets Index	16	12/17/21	970	(45,771)
S&P 500 E-Mini Index	17	12/17/21	3,881	(78,763)
Ultra Long U.S. Treasury Bond	10	12/31/21	2,193	(4,886)
				(213,273)
Short Contracts
2-Year U.S. Treasury Note	(6)	03/31/22	(1,312)	1,722
				$(211,551)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,176,650,287	$2,044,797,864	$3	$5,221,448,154
Money Market Funds	9,843,376	—	—	9,843,376
	$3,186,493,663	$2,044,797,864	$3	$5,231,291,530
Derivative financial instruments(a)
Assets
Futures Contracts	$1,722	$—	$—	$1,722
Liabilities
Futures Contracts	(213,273)	—	—	(213,273)
	$(211,551)	$—	$—	$(211,551)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust